DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Employer Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Employer contributions per financial statements	$ 16,745,032
Less: Employer contribution receivable at end of year	(16,743,037)
Add: Employer contribution receivable at beginning of year	18,750,919
Employer contributions per the Form 5500	$ 18,752,914